Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Changes in Accumulated Balances for Components of AOCI
The following table presents the changes in the accumulated balances for each component of “Accumulated other comprehensive income (loss)” (“AOCI”) for the period from February 6 through September 30, 2021, the period from January 1 through February 5, 2021 and the three and nine months ended September 30, 2020. All amounts within the table are shown net of tax.

	Defined Benefit Pension Items (1)	Foreign Currency Items	Total
Balance at 12/31/2019 (Predecessor)	$(40,635)	$(17,754)	$(58,389)
Activity during period:
Other comprehensive loss before reclassifications	—	(2,136)	(2,136)
Amounts reclassified from AOCI	568	—	568

Net other comprehensive income (loss)	568	(2,136)	(1,568)

Balance at 3/31/2020 (Predecessor)	$(40,067)	$(19,890)	$(59,957)

Activity during period:
Other comprehensive loss before reclassifications	—	(539)	(539)
Amounts reclassified from AOCI	568	—	568

Net other comprehensive income (loss)	568	(539)	29

Balance at 6/30/2020 (Predecessor)	$(39,499)	$(20,429)	$(59,928)

Activity during period:
Other comprehensive income (loss) before reclassifications	—	863	863
Amounts reclassified from AOCI	569	—	569

Net other comprehensive income	569	863	1,432

Balance at 9/30/20 (Predecessor)	$(38,930)	$(19,566)	$(58,496)

Balance at 12/31/2020 (Predecessor)	$(39,737)	$(18,275)	$(58,012)
Activity during period:
Other comprehensive loss before reclassifications	—	(116)	(116)
Amounts reclassified from AOCI	224	—	224

Net other comprehensive income (loss)	224	(116)	108

Cancellation of Predecessor equity	39,513	18,391	57,904

Balance at 2/5/2021 (Predecessor)	$—	$—	$—

Balance at 2/6/2021 (Successor)	$—	$—	$—
Activity during period:
Other comprehensive income before reclassifications	—	—	—
Amounts reclassified from AOCI	—	—	—

Net other comprehensive income	—	—	—

Balance at 3/31/2021 (Successor)	$—	$—	$—

Activity during period:
Other comprehensive income before reclassifications	168	—	168
Amounts reclassified from AOCI	—	—	—

Net other comprehensive income	168	—	168

Balance at 6/30/2021 (Successor)	$168	$—	$168

	Defined Benefit Pension Items (1)	Foreign Currency Items	Total
Activity during period:
Other comprehensive loss before reclassifications	(435)	—	(435)
Amounts reclassified from AOCI	—	—	—

Net other comprehensive loss	(435)	—	(435)

Balance at 9/30/2021 (Successor)	$(267)	$—	$(267)

(1)
Defined benefit pension items relate to actuarial changes, the amortization of prior service costs and the unrealized gain (loss) on foreign exchange on pension assets. Reclassifications from AOCI are recognized as expense on our Condensed Consolidated Statements of Operations through “Other income (expense).” See “Note 13—Employee Benefit Plans” for additional information.

The following table presents the changes in the accumulated balances for each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, 2020 and 2019. All amounts within the tables are shown net of tax.

	Defined Benefit Pension Items (1)	Foreign Currency Items	Total
Balance at December 31, 2018	$(39,058)	$(18,014)	$(57,072)

Activity during period:
Other comprehensive loss before reclassifications	—	260	260
Amounts reclassified from AOCI	(1,577)	—	(1,577)

Net other comprehensive loss	(1,577)	260	(1,317)

Balance at December 31, 2019	$(40,635)	$(17,754)	$(58,389)

Activity during period:
Other comprehensive income before reclassifications	—	(521)	(521)
Amounts reclassified from AOCI	898	—	898

Net other comprehensive income (loss)	898	(521)	377

Balance at December 31, 2020	$(39,737)	$(18,275)	$(58,012)

(1)
Defined benefit pension items relate to actuarial changes and the amortization of prior service costs. Reclassifications from AOCI are recognized as expense on our Consolidated Statements of Operations through “Other income (expense).” See “Note 13—Employee Benefit Plans” for additional information.